LONG-TERM DEPOSITS AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2016
LONG-TERM DEPOSITS AND PREPAYMENTS
Components of long-term deposits and prepayments

	2015	2016
	RMB	RMB

Prepayments for purchase of long lived assets	120,699,207	625,084,070
Deposits paid to airline suppliers	141,890,707	244,072,331
Deposits paid to hotel suppliers	118,851,829	126,728,198
Deposits paid to lessors	40,360,900	21,615,099
Deposits paid to travel bureau	2,586,292	5,551,278
Others	62,397,033	124,228,221

Total	486,785,968	1,147,279,197